SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Right-of-use Rou Assets And Lease Payable
Operating lease ROU asset	$ 1,378	$ 1,772	$ 2,592
Operating lease ROU asset	(614)	(789)	(960)
Operating lease ROU asset	764	983	1,632
Finance lease liabilities	262	336
Operating lease liabilities	$ 56	$ 72	$ 1,278
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities [Default Label]	Liabilities [Default Label]	Liabilities [Default Label]
Operating lease liabilities	$ 318	$ 408	$ 1,278
Current portion	$ 120	$ 154
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current
Non-current portion	$ 142	$ 182
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent
Total	$ 262	$ 336
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities [Default Label]	Liabilities [Default Label]	Liabilities [Default Label]
Current portion	$ 29	$ 37	$ 292
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current
Non-current portion	$ 27	$ 35	$ 986
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent	Liabilities, Noncurrent	Liabilities, Noncurrent
Total	$ 56	$ 72	$ 1,278